NET FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Disclosure of detailed information about net finance costs

For the years ended December 31
($ millions)	2019	2018
Interest expense on financial liabilities measured at amortized cost:
Loans and borrowings	291	268
Convertible debentures	—	6
Leases	17	—
Unwinding of discount rate	13	12
Finance lease income	(1)	—
Loss in fair value of non-commodity-related derivative financial instruments	(4)	(4)
Foreign exchange gains and other	(22)	(3)
Net finance costs	294	279